Prior Period Revisions	9 Months Ended
Sep. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Prior Period Revisions

26. PRIOR PERIOD REVISIONS
Certain comparative information presented in the Consolidated Statements of Earnings (Loss) and segment disclosures was revised.
Classification Revisions
During the three months ended September 30, 2023, the Company made adjustments to ensure the consistent treatment of sales between segments and to correct the elimination of these transactions on consolidation. The following adjustments were made:
•Report Conventional segment sales between segments on a gross basis, which resulted in a reclassification between gross sales and transportation and blending expense.
•Report sales of feedstock between the Oil Sands, Conventional and U.S. Manufacturing segments on a net basis, which resulted in a reclassification between gross sales and purchased product.
Offsetting adjustments were made to the Corporate and Eliminations segment. The above items had no impact to net earnings (loss), operating margin, segment income (loss), cash flows or financial position.
It was also identified that the elimination of sales of diluent, natural gas and associated transportation costs between segments were recorded to the incorrect line item in the Corporate and Eliminations segment. The adjustment resulted in an understatement of operating expense, overstatement of purchased product and an overstatement of transportation and blending expense on the Consolidated Statements of Earnings (Loss). There was no impact to net earnings (loss), operating margin, segment income (loss), cash flows or financial position.
Change to Reporting Segments
In September 2022, the Company completed the divestiture of the majority of the retail fuels business. In December 2022, Management elected to aggregate the remaining commercial fuels business and the historical retail fuels business into the Canadian Manufacturing segment. Comparative periods were reclassified to reflect this change, with no impact to net earnings (loss), cash flows or financial position.
The following tables reconcile the amounts previously reported in the Consolidated Statements of Earnings (Loss) and segmented disclosures to the corresponding revised amounts:
i) Three Months Ended March 31, 2023, and June 30, 2023

	Three Months Ended March 31, 2023 (1)			Three Months Ended June 30, 2023 (2)
Oil Sands Segment	Previously Reported	Revisions	Revised Balance	Previously Reported	Revisions	Revised Balance
Gross Sales	5,911	(204)	5,707	6,556	(119)	6,437
Purchased Product	559	(204)	355	533	(119)	414
	5,352	—	5,352	6,023	—	6,023

Conventional Segment
Gross Sales	1,031	6	1,037	615	5	620
Purchased Product	510	(27)	483	352	(15)	337
Transportation and Blending	48	33	81	46	20	66
	473	—	473	217	—	217

U.S. Manufacturing Segment
Gross Sales	5,860	(231)	5,629	6,198	(134)	6,064
Purchased Product	5,129	(231)	4,898	5,498	(134)	5,364
	731	—	731	700	—	700

Corporate and Eliminations Segment
Gross Sales	(1,925)	429	(1,496)	(2,092)	248	(1,844)
Purchased Product	(1,499)	479	(1,020)	(1,757)	287	(1,470)
Transportation and Blending	(141)	(134)	(275)	(109)	(98)	(207)
Operating	(231)	84	(147)	(185)	59	(126)
	(54)	—	(54)	(41)	—	(41)

Consolidated
Purchased Product	5,792	17	5,809	5,709	19	5,728
Transportation and Blending	2,853	(101)	2,752	2,641	(78)	2,563
Operating	1,552	84	1,636	1,541	59	1,600
	10,197	—	10,197	9,891	—	9,891
(1)Includes revisions to gross sales and purchased product of $204 million in the Oil Sands segment, $27 million in the Conventional segment and $231 million in the U.S. Manufacturing segment related to sales of feedstock between these segments resulting from changing volume requirements on a net basis with an offsetting adjustment to the Corporate and Eliminations segment.
(2)Includes revisions to gross sales and purchased product of $119 million in the Oil Sands segment, $15 million in the Conventional segment and $134 million in the U.S. Manufacturing segment for the reasons noted above.
ii) Three and Nine Months Ended September 30, 2022

	Three Months Ended September 30, 2022				Nine Months Ended September 30, 2022
Oil Sands Segment	Previously Reported	Revisions	Segment Aggregation	Revised Balance	Previously Reported	Revisions	Segment Aggregation	Revised Balance
Gross Sales	8,778	(14)	—	8,764	28,044	(14)	—	28,030
Purchased Product	1,933	(14)	—	1,919	4,216	(14)	—	4,202
	6,845	—	—	6,845	23,828	—	—	23,828

Conventional Segment
Gross Sales	1,010	26	—	1,036	3,201	85	—	3,286
Transportation and Blending	38	26	—	64	106	85	—	191
	972	—	—	972	3,095	—	—	3,095

Canadian Manufacturing Segment
Gross Sales	1,478	—	690	2,168	4,043	—	1,977	6,020
Purchased Product	1,092	3	655	1,750	3,192	3	1,870	5,065
Transportation and Blending	3	(3)	—	—	3	(3)	—	—
Operating	134	—	38	172	438	—	96	534
Depreciation, Depletion and Amortization	37	—	5	42	143	—	21	164
	212	—	(8)	204	267	—	(10)	257

U.S. Manufacturing Segment
Gross Sales	8,719	(14)	—	8,705	23,702	(14)	—	23,688
Purchased Product	7,944	(14)	—	7,930	20,365	(14)	—	20,351
	775	—	—	775	3,337	—	—	3,337

Retail Segment
Gross Sales	881	—	(881)	—	2,424	—	(2,424)	—
Purchased Product	846	—	(846)	—	2,317	—	(2,317)	—
Operating	38	—	(38)	—	96	—	(96)	—
Depreciation, Depletion and Amortization	5	—	(5)	—	21	—	(21)	—
	(8)	—	8	—	(10)	—	10	—

Corporate and Eliminations Segment
Gross Sales	(2,619)	2	191	(2,426)	(6,162)	(57)	447	(5,772)
Purchased Product	(2,267)	65	191	(2,011)	(4,660)	173	447	(4,040)
Transportation and Blending	(119)	(128)	—	(247)	(528)	(383)	—	(911)
Operating	(256)	65	—	(191)	(918)	153	—	(765)
	23	—	—	23	(56)	—	—	(56)

Consolidated
Purchased Product	10,012	40	—	10,052	26,890	148	—	27,038
Transportation and Blending	2,684	(105)	—	2,579	8,707	(301)	—	8,406
Operating	1,439	65	—	1,504	4,207	153	—	4,360
	14,135	—	—	14,135	39,804	—	—	39,804